As filed with the Securities and Exchange Commission on May 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

Copy to:

Mitchell E. Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2009
Hotchkis and Wiley Core Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.01%	Held	Value
CONSUMER DISCRETIONARY - 8.84%
Media - 0.95%
Interpublic Group of Companies, Inc. (a)	834,800	$3,439,376
Multiline Retail - 2.16%
J.C. Penney Company, Inc.	389,100	7,809,237
Specialty Retail - 5.73%
The Gap, Inc.	562,000	7,300,380
Home Depot, Inc.	478,300	11,268,748
Limited Brands, Inc.	250,000	2,175,000
		20,744,128
TOTAL CONSUMER DISCRETIONARY		31,992,741
CONSUMER STAPLES - 11.29%
Beverages - 1.86%
The Coca-Cola Company	153,400	6,741,930
Food & Staples Retailing - 3.70%
Safeway, Inc.	502,500	10,145,475
Wal-Mart Stores, Inc.	62,200	3,240,620
		13,386,095
Food Products - 0.94%
Kraft Foods, Inc. - Class A	74,200	1,653,918
Unilever PLC - ADR	93,000	1,760,490
		3,414,408
Tobacco - 4.79%
Lorillard, Inc.	67,800	4,185,972
Philip Morris International, Inc.	369,700	13,153,926
		17,339,898
TOTAL CONSUMER STAPLES		40,882,331
ENERGY - 4.38%
Oil, Gas & Consumable Fuels - 4.38%
Royal Dutch Shell PLC - Class B - ADR	363,200	15,839,152
TOTAL ENERGY		15,839,152
FINANCIALS - 20.39%
Commercial Banks - 7.22%
Comerica, Inc.	139,900	2,561,569
KeyCorp	771,503	6,071,729
United America Indemnity Limited - Class A (a)	243,915	7,144,270
SunTrust Banks, Inc.	80,600	946,244
Wells Fargo & Company	660,434	9,404,580
		26,128,392
Consumer Finance - 0.40%
American Express Company	107,700	1,467,951
Diversified Financial Services - 5.88%
Bank of America Corporation	855,722	5,836,024
Citigroup, Inc. (b)	190,500	481,965
JPMorgan Chase & Company	562,900	14,961,882
		21,279,871
Insurance - 6.89%
The Allstate Corporation	176,300	3,376,145
Conseco, Inc. (a)	458,300	421,636
Genworth Financial, Inc.	615,000	1,168,500
MetLife, Inc.	297,142	6,765,923
Prudential Financial, Inc.	106,900	2,033,238
The Travelers Companies, Inc.	158,400	6,437,376
XL Capital Limited	867,500	4,736,550
		24,939,368
TOTAL FINANCIALS		73,815,582
HEALTH CARE - 12.12%
Health Care Equipment & Supplies - 0.92%
Zimmer Holdings, Inc. (a)	91,300	3,332,450
Pharmaceuticals - 11.20%
Bristol-Myers Squibb Company	436,500	9,568,080
Eli Lilly & Company	162,400	5,425,784
Johnson & Johnson	61,600	3,240,160
Merck & Company, Inc.	131,000	3,504,250
Pfizer, Inc.	261,200	3,557,544
Schering-Plough Corporation	648,200	15,265,110
		40,560,928
TOTAL HEALTH CARE		43,893,378
INDUSTRIALS - 11.94%
Aerospace & Defense - 4.24%
Boeing Company	50,400	1,793,232
Empresa Brasileira de Aeronautica SA - ADR	289,700	3,844,319
Northrop Grumman Corporation	222,500	9,709,900
		15,347,451
Air Freight & Logistics - 2.16%
FedEx Corporation	176,200	7,839,138
Industrial Conglomerates - 2.65%
Tyco International Limited	490,900	9,602,004
Machinery - 2.89%
Cummins, Inc.	160,700	4,089,815
PACCAR, Inc.	246,800	6,357,568
		10,447,383
TOTAL INDUSTRIALS		43,235,976
INFORMATION TECHNOLOGY - 18.62%
Communications Equipment - 1.28%
Alcatel-Lucent - ADR (a)	2,494,900	4,640,514
Electronic Equipment, Instruments & Components - 2.56%
Tyco Electronics Limited	839,400	9,266,976
Internet Software & Services - 1.72%
eBay, Inc. (a)	495,300	6,220,968
Semiconductor & Semiconductor Equipment - 1.18%
Texas Instruments, Inc.	257,600	4,252,976
Software - 11.88%
CA, Inc.	896,706	15,790,993
Microsoft Corporation	960,700	17,648,059
Oracle Corporation (a)	529,800	9,573,486
		43,012,538
TOTAL INFORMATION TECHNOLOGY		67,393,972
MATERIALS - 2.89%
Chemicals - 1.51%
Eastman Chemical Company	36,500	978,200
PPG Industries, Inc.	121,700	4,490,730
		5,468,930
Metals & Mining - 1.38%
Alcoa, Inc.	682,500	5,009,550
TOTAL MATERIALS		10,478,480
UTILITIES - 6.54%
Electric Utilities - 6.54%
Entergy Corporation	80,900	5,508,481
Exelon Corporation	237,000	10,757,430
FPL Group, Inc.	146,000	7,406,580
		23,672,491
TOTAL UTILITIES		23,672,491

Total common stocks (Cost $634,869,415)		351,204,103

PREFERRED STOCKS - 0.90%
FINANCIALS - 0.90%
Diversified Financial Services - 0.90%
Citigroup, Inc. - Series AA, 8.125%	213,300	3,259,224
TOTAL FINANCIALS		3,259,224
Total preferred stocks (Cost $3,316,874)		3,259,224

Total investments - 97.91% (Cost $638,186,289)		354,463,327

Collateral for securities on loan^ - 0.02%		81,872

Time deposit* - 2.02%		7,302,883

Other assets in excess of liabilites - 0.05%		171,566

Net assets - 100.00%		$362,019,648

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. The total market value of securities on loan was $75,650.
ADR - American Depository Receipt
^ - Collateral for securities on loan of $81,283 was invested in Royal Bank of Canada Repurchase Agreements which bear interest at 0.25% and mature on 4/1/2009. The repurchase proceeds are $81,284. The repurchase agreements are collateralized by United States Government & Agency Issues. The remaining collateral for securities on loan of
$589 was held as cash.
* - Time deposit with Citibank bears interest at 0.10% and matures on 4/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2009
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.79%	Held	Value
CONSUMER DISCRETIONARY - 9.75%
Multiline Retail - 2.09%
J.C. Penney Company, Inc.	1,019,300	$20,457,351
Specialty Retail - 7.20%
AutoNation, Inc. (a) (b)	369,900	5,134,212
The Gap, Inc.	1,911,400	24,829,086
Home Depot, Inc.	1,310,447	30,874,131
Limited Brands, Inc.	1,105,200	9,615,240
		70,452,669
Textiles, Apparel & Luxury Goods - 0.46%
Jones Apparel Group, Inc.	1,067,200	4,503,584
TOTAL CONSUMER DISCRETIONARY		95,413,604
CONSUMER STAPLES - 7.54%
Food & Staples Retailing - 2.52%
Safeway, Inc.	1,219,100	24,613,629
Tobacco - 5.02%
Lorillard, Inc.	192,700	11,897,298
Philip Morris International, Inc.	1,046,400	37,230,912
		49,128,210
TOTAL CONSUMER STAPLES		73,741,839
ENERGY - 4.75%
Oil, Gas & Consumable Fuels - 4.75%
Royal Dutch Shell PLC - Class B - ADR	1,066,100	46,492,621
TOTAL ENERGY		46,492,621
FINANCIALS - 20.33%
Commercial Banks - 6.98%
Comerica, Inc.	311,800	5,709,058
KeyCorp	2,270,700	17,870,409
PNC Financial Services Group	451,400	13,221,506
SunTrust Banks, Inc.	179,300	2,104,982
Wells Fargo & Company	2,064,499	29,398,466
		68,304,421
Diversified Financial Services - 6.13%
Bank of America Corporation	2,761,633	18,834,337
JPMorgan Chase & Company	1,546,800	41,113,944
United America Indemnity Limited - Class A (a)		59,948,281
Insurance - 7.22%
The Allstate Corporation	729,800	13,975,670
Genworth Financial, Inc.	1,437,500	2,731,250
MetLife, Inc.	851,265	19,383,304
Prudential Financial, Inc.	236,200	4,492,524
The Travelers Companies, Inc.	238,700	9,700,768
Unum Group	763,100	9,538,750
XL Capital Limited	1,990,400	10,867,584
		70,689,850
TOTAL FINANCIALS		198,942,552
HEALTH CARE - 10.88%
Pharmaceuticals - 10.88%
Bristol-Myers Squibb Company	1,444,700	31,667,824
Eli Lilly & Company	827,900	27,660,139
Merck & Company, Inc.	377,000	10,084,750
Pfizer, Inc.	1,436,300	19,562,406
Schering-Plough Corporation	742,400	17,483,520
TOTAL HEALTH CARE		106,458,639
INDUSTRIALS - 10.99%
Aerospace & Defense - 3.93%
Boeing Company	132,900	4,728,582
Empresa Brasileira de Aeronautica SA - ADR	784,100	10,405,007
Northrop Grumman Corporation	534,100	23,308,124
		38,441,713
Industrial Conglomerates - 2.71%
Tyco International Limited	1,353,600	26,476,416
Machinery - 4.35%
Cummins, Inc.	671,700	17,094,765
PACCAR, Inc.	988,700	25,468,912
		42,563,677
TOTAL INDUSTRIALS		107,481,806
INFORMATION TECHNOLOGY - 19.55%
Communications Equipment - 1.49%
Alcatel-Lucent - ADR (a)	7,849,200	14,599,512
Electronic Equipment, Instruments & Components - 2.91%
Tyco Electronics Limited	2,577,300	28,453,392
Internet Software & Services - 1.58%
eBay, Inc. (a)	1,233,200	15,488,992
Semiconductor & Semiconductor Equipment - 1.25%
Texas Instruments, Inc.	739,500	12,209,145
Software - 12.32%
BMC Software, Inc. (a)	783,000	25,839,000
CA, Inc.	2,458,941	43,301,951
Microsoft Corporation	2,798,900	51,415,793
		120,556,744
TOTAL INFORMATION TECHNOLOGY		191,307,785
MATERIALS - 4.65%
Chemicals - 3.36%
Eastman Chemical Company	572,100	15,332,280
PPG Industries, Inc.	476,100	17,568,090
		32,900,370
Metals & Mining - 1.29%
Alcoa, Inc.	1,720,200	12,626,268
TOTAL MATERIALS		45,526,638
UTILITIES - 9.35%
Electric Utilities - 7.97%
Entergy Corporation	130,200	8,865,318
Exelon Corporation	880,700	39,974,973
FPL Group, Inc.	573,800	29,108,874
		77,949,165
Multi-Utilities - 1.38%
Wisconsin Energy Corporation	329,100	13,549,047
TOTAL UTILITIES		91,498,212

Total common stocks (Cost $1,677,888,555)		956,863,696

PREFERRED STOCKS - 0.98%
FINANCIALS - 0.98%
Diversified Financial Services - 0.98%
Citigroup, Inc. - Series AA, 8.125%	628,200	9,598,896
TOTAL FINANCIALS		9,598,896
Total preferred stocks (Cost $9,775,164)		9,598,896

Total investments - 98.77% (Cost $1,687,663,719 )		966,462,592

Collateral for securities on loan^ - 0.17%		1,633,292

Time deposit* - 1.48%		14,487,494

Liabilities in excess of other assets - (0.42)%		(4,088,440)

Net assets - 100.00%		$978,494,938

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. The total market value of securities on loan was $1,598,664.
ADR - American Depository Receipt
^ - Collateral for securities on loan of $1,621,538 was invested in Royal Bank of Canada Repurchase Agreements which bear interest at 0.25% and mature on 4/1/2009. The repurchase proceeds are $1,621,549. The repurchase agreements are collateralized by United States Government & Agency Issues. The remaining collateral for securities on loan of
$11,754 was held as cash.
* - Time deposit with Citibank bears interest at 0.10% and matures on 4/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2009
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.37%	Held	Value
CONSUMER DISCRETIONARY - 15.02%
Auto Components - 1.26%
The Goodyear Tire & Rubber Company (a)	963,700	$6,032,762
Magna International, Inc.	243,400	6,510,950
		12,543,712
Household Durables - 1.02%
Fortune Brands, Inc.	414,100	10,166,155
Media - 1.98%
Citadel Broadcasting Corporation (a) (c)	14,714,400	971,151
Interpublic Group of Companies, Inc. (a)	3,963,200	16,328,384
Valassis Communications, Inc. (a)	1,530,200	2,402,414
		19,701,949
Specialty Retail - 9.87%
AutoNation, Inc. (a) (b)	139,400	1,934,872
The Gap, Inc.	2,523,600	32,781,564
Limited Brands, Inc.	3,488,900	30,353,430
Rent-A-Center, Inc. (a)	1,721,400	33,343,518
		98,413,384
Textiles, Apparel & Luxury Goods - 0.89%
Jones Apparel Group, Inc.	1,725,000	7,279,500
Liz Claiborne, Inc.	636,900	1,573,143
		8,852,643
TOTAL CONSUMER DISCRETIONARY		149,677,843
CONSUMER STAPLES - 5.62%
Food & Staples Retailing - 4.33%
Safeway, Inc.	2,135,200	43,109,688
Tobacco - 1.29%
Lorillard, Inc.	208,700	12,885,138
TOTAL CONSUMER STAPLES		55,994,826
ENERGY- 2.12%
Energy Equipment & Services - 0.50%
Tidewater, Inc.	135,000	5,012,550
Oil, Gas & Consumable Fuels - 1.62%
Chesapeake Energy Corporation	261,400	4,459,484
Foundation Coal Holdings, Inc.	480,500	6,895,175
United America Indemnity Limited - Class A (a)	106,000	4,745,620
		16,100,279
TOTAL ENERGY		21,112,829
FINANCIALS - 24.36%
Commercial Banks - 12.76%
Comerica, Inc.	1,301,100	23,823,141
Fifth Third Bancorp (b)	6,638,300	19,383,836
First Horizon National Corporation	2,290,054	24,595,178
KeyCorp	4,472,920	35,201,880
PNC Financial Services Group	656,684	19,234,274
Regions Financial Corporation	1,148,800	4,893,888
		127,132,197
Diversified Financial Services - 3.57%
CIT Group, Inc.	6,566,200	18,713,670
PHH Corporation (a)	1,197,700	16,827,685
		35,541,355
Insurance - 6.02%
CNA Financial Corporation	1,391,424	12,745,444
Conseco, Inc. (a)	4,743,600	4,364,112
Genworth Financial, Inc.	2,780,700	5,283,330
The Hanover Insurance Group, Inc.	329,500	9,496,190
Prudential Financial, Inc.	869,200	16,532,184
XL Capital Limited	2,117,600	11,562,096
		59,983,356
Real Estate Management & Development - 2.01%
MI Developments, Inc. (c)	2,448,100	15,031,334
The St. Joe Company (a)	297,300	4,976,802
		20,008,136
TOTAL FINANCIALS		242,665,044
HEALTH CARE - 6.93%
Health Care Equipment & Supplies - 0.47%
Zimmer Holdings, Inc. (a)	128,500	4,690,250
Health Care Providers & Services - 1.65%
Lincare Holdings, Inc. (a)	754,100	16,439,380
Health Care Technology - 1.69%
IMS Health, Inc.	1,352,600	16,866,922
Pharmaceuticals - 3.12%
King Pharmaceuticals, Inc. (a)	4,393,500	31,062,045
TOTAL HEALTH CARE		69,058,597

INDUSTRIALS - 8.70%
Aerospace & Defense - 3.10%
Empresa Brasileira de Aeronautica SA - ADR	2,325,000	30,852,750
Air Freight & Logistics - 0.50%
FedEx Corporation	113,400	5,045,166
Industrial Conglomerates - 0.50%
Tyco International Limited	254,900	4,985,844
Machinery - 1.07%
PACCAR, Inc.	412,700	10,631,152
Professional Services - 2.59%
Manpower, Inc.	819,700	25,845,141
Road & Rail - 0.94%
Con-way, Inc.	522,500	9,368,425
TOTAL INDUSTRIALS		86,728,478

INFORMATION TECHNOLOGY - 20.83%
Communications Equipment - 2.37%
Alcatel-Lucent - ADR (a)	8,595,400	15,987,444
Tellabs, Inc. (a)	1,658,600	7,596,388
		23,583,832
Computers & Peripherals - 0.55%
Sun Microsystems, Inc. (a)	746,100	5,461,452
Electronic Equipment, Instruments & Components - 2.88%
Tyco Electronics Limited	2,602,700	28,733,808
Internet Software & Services - 1.01%
eBay, Inc. (a)	797,900	10,021,624
Semiconductors & Semiconductor Equipment - 3.92%
Maxim Integrated Products, Inc.	1,125,300	14,865,213
National Semiconductor Corporation	1,336,200	13,722,774
ON Semiconductor Corporation (a)	2,695,100	10,510,890
		39,098,877
Software - 10.10%
BMC Software, Inc. (a)	1,311,900	43,292,700
CA, Inc.	2,611,744	45,992,812
Novell, Inc. (a)	2,658,600	11,325,636
		100,611,148
TOTAL INFORMATION TECHNOLOGY		207,510,741
MATERIALS - 8.77%
Chemicals - 7.20%
Eastman Chemical Company	1,276,900	34,220,920
PPG Industries, Inc.	262,700	9,693,630
Rohm & Haas Company	353,400	27,862,056
		71,776,606
Containers & Packaging - 0.24%
Owens-Illinois, Inc. (a)	164,800	2,379,712
Metals & Mining - 1.33%
Alcoa, Inc.	1,806,700	13,261,178
TOTAL MATERIALS		87,417,496
UTILITIES - 6.02%
Electric Utilities - 5.03%
Great Plains Energy, Inc.	1,169,400	15,751,818
Portland General Electric Company	1,284,100	22,587,319
Westar Energy, Inc.	670,900	11,760,877
		50,100,014
Multi-Utilities - 0.99%
Wisconsin Energy Corporation	239,900	9,876,683
TOTAL UTILITIES		59,976,697

Total investments - 98.37% (Cost $1,947,618,554)		980,142,551

Collateral for securities on loan^ - 1.07%		10,673,998

Time deposits* - 2.54%		25,314,238

Liabilities in excess of other assets - (1.98)%		(19,732,143)

Net assets - 100.00%		$996,398,644

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. The total market value of securities on loan was $10,383,728.
(c) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2009, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2008	Additions	Reductions	March 31, 2009	Income	March 31, 2009
Citadel Broadcasting Corporation	16,071,900	—	1,357,500	14,714,400	$—	$971,151
IKON Office Solutions, Inc. +	5,061,281	—	5,061,281	—	111,667	—
Jones Apparel Group, Inc. +	5,045,300	—	3,320,300	1,725,000	925,533	7,279,500
MI Developments, Inc.	2,533,400	—	85,300	2,448,100	947,274	15,031,334
					$1,984,474
+ Issuer was not an affiliate as of March 31, 2009.

ADR - American Depository Receipt
^ - Collateral for securities on loan of $10,597,179 was invested in Royal Bank of Canada Repurchase Agreements which bear interest at 0.25% and mature on 4/1/2009. The repurchase proceeds are $10,597,253. The repurchase agreements are collateralized by United States Government & Agency Issues. The remaining collateral for securities on loan of
$76,819 was held as cash.
* - Time deposits of $21,900,000 with Citibank and $3,414,238 with Wells Fargo bear interest at 0.10% and mature on 4/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2009
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.48%	Held	Value
CONSUMER DISCRETIONARY - 17.76%
Hotels, Restaurants & Leisure - 0.21%
Lakes Entertainment, Inc. (a)	157,300	$322,465
Media - 1.28%
Valassis Communications, Inc. (a)	1,178,600	1,850,402
Westwood One, Inc. (a)	1,756,800	105,408
		1,955,810
Specialty Retail - 6.27%
Limited Brands, Inc.	381,900	3,322,530
Rent-A-Center, Inc. (a)	321,000	6,217,770
		9,540,300
Textiles, Apparel & Luxury Goods - 10.00%
Jones Apparel Group, Inc.	307,200	1,296,384
K-Swiss, Inc.	85,000	725,900
Phillips-Van Heusen	145,700	3,304,476
Quiksilver, Inc. (a)	1,989,000	2,545,920
Volcom, Inc. (a)	90,600	878,820
The Warnaco Group, Inc. (a)	269,900	6,477,600
		15,229,100
TOTAL CONSUMER DISCRETIONARY		27,047,675
ENERGY - 1.96%
Energy Equipment & Services - 0.50%
Tidewater, Inc.	20,700	768,591
Oil, Gas & Consumable Fuels - 1.46%
Foundation Coal Holdings, Inc.	154,700	2,219,945
TOTAL ENERGY		2,988,536
FINANCIALS - 24.85%
Commercial Banks - 4.67%
City National Corporation	32,700	1,104,279
First Horizon National Corporation	429,208	4,609,696
Webster Financial Corporation	328,900	1,397,825
		7,111,800
Diversified Financial Services - 3.40%
PHH Corporation (a)	368,700	5,180,235
United America Indemnity Limited - Class A (a)
Conseco, Inc. (a)	215,600	198,352
Employers Holdings, Inc.	282,600	2,696,004
The Hanover Insurance Group, Inc.	254,500	7,334,690
PMA Capital Corporation (a)	140,000	583,800
United America Indemnity Limited - Class A (a)	1,541,627	6,197,342
		17,010,188
Real Estate Investment Trusts - 2.63%
CapLease, Inc.	1,432,700	2,822,419
U-Store-It Trust	580,000	1,171,600
		3,994,019
Real Estate Management & Development - 2.98%
MI Developments, Inc.	738,400	4,533,776
TOTAL FINANCIALS		37,830,018
HEALTH CARE - 8.28%
Biotechnology - 0.72%
CV Therapeutics, Inc. (a)	55,400	1,101,352
Health Care Providers & Services - 1.97%
Lincare Holdings, Inc. (a)	137,300	2,993,140
Health Care Technology - 1.98%
IMS Health, Inc.	241,300	3,009,011
Pharmaceuticals - 3.61%
King Pharmaceuticals, Inc. (a)	777,700	5,498,339
TOTAL HEALTH CARE		12,601,842

INDUSTRIALS - 13.01%
Aerospace & Defense - 1.05%
Empresa Brasileira de Aeronautica SA - ADR	120,200	1,595,054
Machinery - 4.04%
Miller Industries, Inc. (a) (b)	946,400	6,151,600
Professional Services - 6.32%
Heidrick & Struggles International, Inc.	138,200	2,451,668
Hudson Highland Group, Inc. (a) (b)	1,517,900	1,684,869
Manpower, Inc.	105,900	3,339,027
Spherion Corporation (a)	1,037,400	2,157,792
		9,633,356
Road & Rail - 1.60%
Con-way, Inc.	135,500	2,429,515
TOTAL INDUSTRIALS		19,809,525
INFORMATION TECHNOLOGY - 17.11%
Computers & Peripherals - 1.47%
Teradata Corporation (a)	138,300	2,243,226
IT Services - 2.71%
infoGROUP, Inc. (a)	181,100	753,376
Ness Technologies, Inc. (a)	264,600	780,570
Patni Computer Systems Limited - ADR	469,500	2,596,335
		4,130,281
Semiconductor & Semiconductor Equipment - 5.27%
Cabot Microelectronics Corporation (a)	129,200	3,104,676
National Semiconductor Corporation	211,200	2,169,024
ON Semiconductor Corporation (a)	702,500	2,739,750
		8,013,450
Software - 7.66%
Lawson Software, Inc. (a)	1,301,400	5,530,950
Novell, Inc. (a)	971,700	4,139,442
TIBCO Software, Inc. (a)	339,700	1,994,039
		11,664,431
TOTAL INFORMATION TECHNOLOGY		26,051,388
MATERIALS - 4.86%
Chemicals - 4.86%
Eastman Chemical Company	276,000	7,396,800
TOTAL MATERIALS		7,396,800
UTILITIES - 10.65%
Electric Utilities - 10.65%
Great Plains Energy, Inc.	457,600	6,163,872
Portland General Electric Company	305,300	5,370,227
Westar Energy, Inc.	267,000	4,680,510
TOTAL UTILITIES		16,214,609

Total investments - 98.48% (Cost $307,041,309)		149,940,393

Time deposits* - 2.84%		4,329,413

Liabilities in excess of other assets - (1.32)%		(2,016,101)

Net assets - 100.00%		$152,253,705

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2009, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2008	Additions	Reductions	March 31, 2009	Income	March 31, 2009
Hudson Highland Group, Inc.	1,517,900	—	—	1,517,900	$—	$1,684,869
Miller Industries, Inc.	946,400	—	—	946,400	—	6,151,600
Westwood One, Inc.+	5,487,500	—	3,730,700	1,756,800	—	105,408

+ Issuer was not an affiliate as of March 31, 2009.

ADR - American Depository Receipt
* - Time deposits of $3,500,000 with Citibank and $829,413 with Wells Fargo bear interest at 0.10% and mature on 4/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2009
Hotchkis and Wiley All Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 92.56%	Held	Value
CONSUMER DISCRETIONARY - 2.36%
Distributors - 0.40%
KSW, Inc.	46,000	$104,880
Hotels, Restaurants & Leisure - 0.95%
Lakes Entertainment, Inc. (a)	121,900	249,895
Media - 0.03%
Westwood One, Inc. (a)	135,600	8,136
Textiles, Apparel & Luxury Goods - 0.98%
Quiksilver, Inc. (a)	202,500	259,200
TOTAL CONSUMER DISCRETIONARY		622,111

CONSUMER STAPLES - 30.42%
Food Products - 10.01%
Kraft Foods, Inc. - Class A	49,400	1,101,126
Overhill Farms, Inc. (a)	144,300	551,226
Unilever PLC - ADR	51,900	982,467
		2,634,819
Tobacco - 20.41%
Lorillard, Inc.	21,800	1,345,932
Philip Morris International, Inc.	113,300	4,031,214
		5,377,146
TOTAL CONSUMER STAPLES		8,011,965
ENERGY - 4.57%
Oil, Gas & Consumable Fuels - 4.57%
Royal Dutch Shell PLC - Class B - ADR	27,600	1,203,636
TOTAL ENERGY		1,203,636
FINANCIALS - 12.63%
Commercial Banks - 2.49%
Wells Fargo & Company	46,105	656,535
Diversified Financial Services - 2.95%
JPMorgan Chase & Company	29,200	776,136
Insurance - 3.49%
Conseco, Inc. (a)	39,100	35,972
Genworth Financial, Inc.	16,700	31,730
The Hanover Insurance Group, Inc.	21,400	616,748
United America Indemnity Limited - Class A (a)	58,370	234,647
		919,097
Real Estate Management & Development - 3.70%
MI Developments, Inc.	159,000	976,260
TOTAL FINANCIALS		3,328,028
HEALTH CARE - 4.49%
Pharmaceuticals - 4.49%
Bristol-Myers Squibb Company	24,600	539,232
Schering-Plough Corporation	27,300	642,915
TOTAL HEALTH CARE		1,182,147

INDUSTRIALS - 11.68%
Industrial Conglomerates - 3.44%
Tyco International Limited	46,300	905,628
Machinery - 4.92%
Miller Industries, Inc. (a)	199,398	1,296,087
Professional Services - 3.32%
Hudson Highland Group, Inc. (a)	788,000	874,680
TOTAL INDUSTRIALS		3,076,395
INFORMATION TECHNOLOGY - 12.76%
Electronic Equipment, Instruments & Components - 4.87%
Tyco Electronics Limited	116,200	1,282,848
Software - 7.89%
CA, Inc.	62,900	1,107,669
Microsoft Corporation	52,900	971,773
		2,079,442
TOTAL INFORMATION TECHNOLOGY		3,362,290
MATERIALS - 13.65%
Chemicals - 13.65%
Eastman Chemical Company	42,400	1,136,320
Rohm & Haas Company	31,200	2,459,808
TOTAL MATERIALS		3,596,128

Total common stocks (Cost $41,014,625)		24,382,700

MISCELLANEOUS - 1.51%
Boulder Growth & Income Fund Inc.	100,700	398,772
Total miscellaneous (Cost $386,620)		398,772

PREFERRED STOCKS - 3.12%
FINANCIALS - 3.12%
Diversified Financial Services - 3.12%
Bank of America Corporation Capital Trust XII, 6.875%	14,200	163,158
Citigroup, Inc. - Series AA, 8.125%	43,200	660,096
TOTAL FINANCIALS		823,254
Total preferred stocks (Cost $760,166)		823,254

CONVERTIBLE BONDS - 1.26%	Principal
MATERIALS - 1.26%	Amount
Metals & Mining - 1.26%
Alcoa, Inc.
5.250%, 3/15/2014	$250,000	331,563
TOTAL MATERIALS		331,563
Total convertible bonds (Cost $250,000)		331,563

Total investments - 98.45% (Cost $42,411,411)		25,936,289

Time deposits* - 5.20%		1,367,927

Liabilities in excess of other assets - (3.65)%		(960,788)

Net assets - 100.00%		$26,343,428

(a) - Non-income producing security.
ADR - American Depository Receipt
* - Time deposits of $500,000 with Citibank and $867,927 with HSBC Bank bear interest at 0.10% and mature on 4/1/2009.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$638,186,289	$1,687,663,719	$1,947,618,554	$307,041,309	$42,411,411
Gross unrealized appreciation	7,983,879	18,859,163	25,035,577	9,849,945	832,736
Gross unrealized depreciation	(291,706,841)	(740,060,290)	(992,511,580)	(166,950,861)	(17,307,858)
Net unrealized depreciation	$(283,722,962)	$(721,201,127)	$(967,476,003)	$(157,100,916)	$(16,475,122)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157.  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  FAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  FAS 157 applies to fair value measurements already required or permitted by existing standards.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

As of June 30, 2008, the Hotchkis and Wiley Funds (the “Trust”) adopted FAS 157.  The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset values.  However, the adoption of FAS 157 does require the Trust to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Trust’s periodic filings.

FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2009:

	Core Value	Large Cap Value	Mid-Cap Value	Small Cap Value	All Cap Value
Level 1 - Quoted prices in an active market	$354,463,327	$966,462,592	$980,142,551	$149,940,393	$25,604,726
Level 2 - Other significant observable market inputs	—	—	—	—	331,563
Level 3 - Significant unobservable inputs	—	—	—	—	—
Total	$354,463,327	$966,462,592	$980,142,551	$149,940,393	$25,936,289

The Trust did not have any liabilities that were measured at fair value on March 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hotchkis and Wiley Funds

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   May 26, 2009

By (Signature and Title)   /s/James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date   May 26, 2009